Contract assets and contract liabilities - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Contract Assets Explanatory [Line Items]
Receivables from contracts with customers	¥ 31,917	¥ 52,952
Revenue that was included in contract liability balance at beginning of period	12,500
Not later than one year [member]
Disclosure of Contract Assets Explanatory [Line Items]
Receivables from contracts with customers	¥ 561	¥ 250